Stockholders' Equity (Tables)	12 Months Ended
Dec. 31, 2015
Stockholders' Equity Note [Abstract]
Components of accumulated other comprehensive loss
Accumulated other comprehensive loss as reported in the Consolidated Balance Sheets as of December 31, 2015 and 2014 was comprised of the following:

	2015	2014
Unrecognized pension and postretirement benefit costs, net of tax	$(17,185)	$(27,122)
Foreign currency translation losses	(16,636)	(9,994)
Total accumulated other comprehensive loss	$(33,821)	$(37,116)

Schedule of Change In Accumulated Other Comprehensive Income [Table Text Block]
Changes in accumulated other comprehensive loss by component for the years ended December 31, 2015 and 2014 are as follows:

	Defined Benefit Pension and Postretirement Items		Foreign Currency Items		Total
	2015	2014	2015	2014	2015	2014
Balance as of January 1,	$(27,122)	$(14,126)	$(9,994)	$(4,617)	$(37,116)	$(18,743)
Other comprehensive loss before reclassifications	(966)	(14,004)	(6,642)	(5,377)	(7,608)	(19,381)
Amounts reclassified from accumulated other comprehensive loss, net of tax (a)	10,903	1,008	—	—	10,903	1,008
Net current period other comprehensive income (loss)	9,937	(12,996)	(6,642)	(5,377)	3,295	(18,373)
Balance as of December 31,	$(17,185)	$(27,122)	$(16,636)	$(9,994)	$(33,821)	$(37,116)
(a) See reclassifications from accumulated other comprehensive loss table for details of reclassification from accumulated other comprehensive loss for the year ended December 31, 2015.

Reclassifications From Accumulated Other Comprehensive Loss
Reclassifications from accumulated other comprehensive loss for the years ended December 31, 2015 and 2014 are as follows:

	Year ended December 31,
	2015	2014
Unrecognized pension and postretirement benefit items:
Prior service cost (b)	$(244)	$(282)
Actuarial loss (b)	(3,821)	(1,381)
Recognition of curtailment loss (b)	(2,923)	—
Recognition of settlement loss (b)	(3,915)	—
Total before Tax	(10,903)	(1,663)
Tax effect	—	655
Total reclassifications for the period, net of tax	$(10,903)	$(1,008)
(b) The prior service cost and actuarial loss components of accumulated other comprehensive loss are included in the computation of net periodic pension and postretirement benefit cost included in sales, general and administrative expense. The pension curtailment and settlement prior service cost components recognized are shown as restructuring expense (income) in the Consolidated Statements of Operations and Comprehensive loss for the year ended December 31, 2015.